Dividend Income Details of dividend income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure Of Revenue From Dividends [Abstract]
Dividend from financial assets at FVTPL	₩ 446		₩ 996	₩ 1,217
Dividend from AFS financial assets	124,546		183,514	101,706
Total	₩ 124,992	$ 117,097	₩ 184,510	₩ 102,923